Corporate debt (Tables)	9 Months Ended
Sep. 30, 2020
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of September 30, 2020 and December 31, 2019 is as follows:

	Balance as of September 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Non-current	935,665	695,085
Current	24,016	28,706
Total Corporate Debt	959,681	723,791

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of September 30, 2020 is as follows:

	Remainder of 2020	Between January and September 2021	Between October and December 2021	2022	2023	2024	Subsequent years	Total
			($ in thousands)
2017 Credit Facility	5	-	10,705	-	-	-	-	10,710
Note Issuance Facility 2019	-	-	-	-	-	-	326,384	326,384
Commercial Paper	18,745	4,080	-	-	-	-	-	22,825
2020 Green Private Placement	241	-	-	-	-	-	336,521	336,762
Note Issuance Facility 2020	-	-	-	-	-	-	159,933	159,933
Green Exchangeable Notes	945	-	-	-	-	-	102,122	103,067
Total	19,936	4,080	10,705	-	-	-	924,960	959,681

The repayment schedule for the corporate debt as of December 31, 2019 was as follows:

	2020	2021	2022	2023	2024	Subsequent years	Total
New Revolving Credit Facility	701	-	81,164	-	-	-	81,865
Note Issuance Facility 2017	84	-	101,317	100,513	100,413	-	302,327
2017 Credit Facility	4	10,085	-	-	-	-	10,089
Notes Issuance Facility 2019	-	7,938	-	-	-	293,655	301,593
Commercial Paper	27,917	-	-	-	-	-	27,917
Total	28,706	18,023	182,481	100,513	100,413	293,655	723,791